Taxation - Income taxes (Details) ¥ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021 HKD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021 CNY (¥)
Income taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		25.00%	25.00%	25.00%
Permanent differences		(1.19%)	0.60%	(0.83%)
Tax rate difference from statutory rate in other jurisdictions	[1]	(1.43%)	(3.90%)	(0.39%)
Tax effect of preferential tax treatments		(7.94%)	(8.29%)	(8.48%)
Withholding tax		(0.21%)	(0.63%)	(1.33%)
Change in valuation allowance		(15.65%)	(14.56%)	(16.80%)
Effective income tax rate		(1.42%)	(1.78%)	(2.83%)
Operating loss carryforwards
Net operating tax loss carry forwards					¥ 9,785,503
Hong Kong [Member]
Income taxes
Threshold limit for Revenue from Subsidiary | $		$ 2
Loss expiring in 2022
Operating loss carryforwards
Net operating tax loss carry forwards					42,591
Loss expiring in 2023
Operating loss carryforwards
Net operating tax loss carry forwards					100,218
Loss expiring in 2024
Operating loss carryforwards
Net operating tax loss carry forwards					200,747
Loss expiring in 2025
Operating loss carryforwards
Net operating tax loss carry forwards					286,268
Loss expiring in 2026 And thereafter
Operating loss carryforwards
Net operating tax loss carry forwards					9,155,679
Cayman Islands
Income taxes
Withholding tax amount					¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)		16.50%
Half the current tax rate		8.25%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		16.50%
China
Income taxes
Income tax rate (as a percent)		25.00%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		25.00%
China | Certain subsidiaries | Encouraged Enterprises [Member]
Income taxes
Preferential tax rate		15.00%

[1]	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.